Cash Flow Information - Disclosure of Detailed Information About Reconciliation of Liabilities to Cash Flow Arising From Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	$ 87,668,302	$ 114,870,868	$ 125,627,606
Adjusted Balance at Beginning	100,357,828
Cash flows	26,992,734	(27,296,257)	(9,701,925)
Non-cash changes,Increase (decrease) in lease liabilities	(872,224)
Non-cash changes, Changes in exchange rate	(1,129,096)	(40,915)	(1,114,381)
Non-cash changes, Effect of change in consolidated entities			(84,187)
Non-cash changes, Amortization on transaction costs	221,285	134,606	143,755
Adjusted Balance at Ending	125,570,527	100,357,828
Balance at Ending		87,668,302	114,870,868
Long-term borrowings (including current installments) [Member]
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	86,305,318	110,608,010	124,262,620
Cash flows	26,501,234	(24,464,961)	(12,571,198)
Non-cash changes, Changes in exchange rate	(1,059,445)	27,663	(1,142,980)
Non-cash changes, Effect of change in consolidated entities			(84,187)
Non-cash changes, Amortization on transaction costs	221,285	134,606	143,755
Balance at Ending	111,968,392	86,305,318	110,608,010
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	546,472	3,424,376	526,723
Cash flows	1,188,250	(2,817,894)	2,903,927
Non-cash changes, Changes in exchange rate	(9,120)	(60,010)	(6,274)
Balance at Ending	1,725,602	546,472	3,424,376
Guarantee deposits [member]
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	816,512	838,482	838,263
Cash flows	(1,828)	(13,402)	(34,654)
Non-cash changes, Changes in exchange rate	(29,228)	(8,568)	34,873
Balance at Ending	785,456	816,512	$ 838,482
Lease liabilities [member]
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
Balance at Beginning	12,689,526
Cash flows	(694,922)
Non-cash changes,Increase (decrease) in lease liabilities	(872,224)
Non-cash changes, Changes in exchange rate	(31,303)
Balance at Ending	$ 11,091,077	$ 12,689,526